Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31
	2022	2021
	U.S. dollars in thousands
Work in process	9,870	4,718
Finished goods	13,946	4,604
	23,816	9,322